Stock-Based Compensation (Tables)	12 Months Ended
May. 31, 2015
Share-based Compensation [Abstract]
Recognized Stock-Based Compensation Expense
Stock-based compensation expense included in continuing operations was as follows:

(in millions)	Fiscal Year
	2015	2014	2013
Stock options	$20.9	$19.3	$16.3
Restricted stock/restricted stock units	2.0	0.9	2.1
Darden stock units	13.3	12.3	13.6
Performance stock units (1)	14.5	2.5	4.7
Employee stock purchase plan	1.3	1.8	1.8
Director compensation program/other	1.7	1.9	1.5
	$53.7	$38.7	$40.0
.

(1)	The increase for fiscal 2015 is primarily attributable to the workforce reduction efforts (see Note 7 - Workforce Reduction) and the impact of improved financial performance.

Summary Of Stock Option Activity
The following table presents a summary of our stock option activity as of and for the year ended May 31, 2015:

	Options (in millions)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value (in millions)
Outstanding beginning of period	11.23	$41.66	5.57	$91.0
Options granted	1.15	45.51
Options exercised	(4.16)	37.20
Options canceled	(0.51)	48.47
Outstanding end of period	7.71	$44.18	6.08	$164.6
Exercisable	4.97	$42.15	5.00	$116.2

Summary Of Restricted Stock And RSU Activity
The following table presents a summary of our restricted stock and RSU activity as of and for the fiscal year ended May 31, 2015:

	Shares (in millions)	Weighted-Average Grant Date Fair Value Per Share
Outstanding beginning of period	0.23	$39.04
Shares granted	0.04	54.20
Shares vested	(0.14)	33.57
Shares canceled	(0.03)	47.02
Outstanding end of period	0.10	$51.19

Summary Of Darden Stock Unit Activity
The following table presents a summary of our Darden stock unit activity as of and for the fiscal year ended May 31, 2015:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	2.14	$49.55
Units granted	0.43	45.54
Units vested	(0.44)	48.51
Units canceled	(0.76)	46.31
Outstanding end of period	1.37	$65.54

Summary Of Performance Stock Unit Activity
The following table presents a summary of our performance stock unit activity as of and for the fiscal year ended May 31, 2015:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	0.31	$49.55
Units granted	0.14	44.95
Units vested	(0.21)	48.35
Units canceled	(0.24)	47.86
Performance unit adjustment	0.38	49.26
Outstanding end of period	0.38	$65.54